STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,056,696)	$ (3,830,195)	$ (36,912,959)	$ (168,323)	$ (164)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	2,088		4,562
Stock-based compensation	5,962,525	3,438,718	30,376,431	72,309
Loss on related party loan conversions			489,418
Gain on extinguishment of debt					(17,288)
Amortization of debt discount included in interest expense	953,451
Change in fair value of derivative liabilities	535,068
Decrease (Increase) in operating assets:
Prepaid expenses and other assets	(359,956)	(122,138)	(276,117)	(9,167)
Increase (decrease) in operating liabilities:
Accounts payable and accrued liabilities	158,422	44,650	368,401	53,290	13,307
Line of credit			(1,929)	1,985
Accrued interest	27,153
Prepaid expenses and other assets	0	0
Net Cash Used in Operating Activities	(2,777,945)	(468,965)	(5,952,193)	(49,906)	(4,145)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(8,456)	(3,419)	(29,910)
Net Cash Used in Investing Activities	(8,456)	(3,419)	(29,910)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related parties		39,615	49,980	45,288	4,145
Payments made to related party debt			(10,365)
Proceeds from exercise of warrants			1,440,000
Proceeds from issuance of convertible notes	2,249,000
Proceeds from issuance of common shares and warrants	484,000	1,708,000	4,719,373
Net Cash Provided by Financing Activities	2,733,000	1,747,615	6,198,988	45,288	4,145
Net increase (decrease) in cash and cash equivalents	(53,401)	1,275,231	216,885	(4,618)
Cash and cash equivalents, beginning of period	217,694	809	809	5,427	5,427
Cash and cash equivalents, end of period	164,293	1,276,040	217,694	809	5,427
Supplemental cash flow information:
Cash paid for interest		5	5
Cash paid for taxes	800	$ 800	0	0	$ 0
Non-cash financing transactions:
Original issuance discount and deferred financing cost	341,125
Derivative liabilities recognized as debt discount	479,762
Reclassification of derivative liability from additional paid in capital due to warrants	2,078,065
Addition of new derivative liabilities recognized upon issuance of warrants	$ 238,701
Related party subscription receivable recorded to contributed capital				2,500
Related party loan forgiven to contributed capital				37,557
Related party assumption of accounts payable				$ 33,782
Related party loans converted to common shares			$ 84,980